Form N-1A Cover	Jul. 09, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Trading Symbol	trst
Document Creation Date	Jul. 09, 2025
Document Effective Date	Jul. 09, 2025
Prospectus Date	Mar. 01, 2025